Commitments and Contingencies (Details)	Dec. 31, 2021 USD ($)
Loss Contingencies [Line Items]
Loss contingency, maximum	$ 5,000,000
Southwest Gas Corporation
Loss Contingencies [Line Items]
Self-insured retention amount associated with general liability claims	1,000,000
Additional self-insured retention amount of general liability	4,000,000
Centuri
Loss Contingencies [Line Items]
Self-insured retention amount associated with general liability claims	$ 750,000